Derivatives - Summary of Derivative Financial Instruments (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives [Line Items]
Net gain (loss) on valuation of derivatives designated as cash flow hedge	₩ 34,663	₩ 11,870	₩ (3,654)
Non-current derivative financial liabilities	113,380	260,911
Gain on transaction of derivatives	(29,387)	302,657	₩ 89,659
KEPCO Engineering & Construction Company, Inc.
Derivatives [Line Items]
Gain on transaction of derivatives	37,572
Hybrid Bonds
Derivatives [Line Items]
Non-current derivative financial liabilities	₩ 23,494	₩ 26,422